Employee Related Liabilities Level 3 Rollforward (Details) (USD $) In Millions, unless otherwise specified						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Purchase [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Purchase [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Sale of investment [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Sale of investment [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Investment Income [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Investment Income [Member] Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 177.1	$ 168.5	$ 50.4	$ 53.7	$ 0
Defined Benefit Plan, Purchases, Sales, and Settlements						$ 0.2	$ 54.9	$ (4.6)	$ (1.7)	$ 1.1	$ 0.5